Schedule of Investments (unaudited)
April 30, 2025
iShares® Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 11.1%
Accton Technology Corp.	1,777,000	$33,098,969
Calix Inc.(a)	717,773	29,364,093
Joongang Advanced Materials Co. Ltd.(a)	783,493	2,419,040
Juniper Networks Inc.	1,060,627	38,521,973
		103,404,075
IT Services — 13.2%
Akamai Technologies Inc.(a)(b)	395,016	31,830,389
Change Holdings Inc.	389,200	3,695,361
NCC Group PLC	3,457,651	6,765,224
Netcompany Group A/S(a)(c)	513,250	23,170,089
Okta Inc.(a)	456,839	51,239,064
Protean eGov Technologies Ltd.	455,547	7,061,038
		123,761,165
Professional Services — 13.1%
Booz Allen Hamilton Holding Corp., Class A	265,783	31,899,276
CACI International Inc., Class A(a)(b)	85,152	38,988,546
My EG Services Bhd	58,008,700	12,094,955
Science Applications International Corp.	328,100	39,709,943
		122,692,720
Software — 62.5%
A10 Networks Inc.	870,029	14,338,078
Ahnlab Inc.(b)	71,181	3,361,960
Alarm.com Holdings Inc.(a)	565,415	30,306,244
BlackBerry Ltd.(a)	7,029,457	23,863,237
Check Point Software Technologies Ltd.(a)	207,084	45,467,363
Clear Secure Inc., Class A	1,006,052	24,829,363
Crowdstrike Holdings Inc., Class A(a)(b)	105,936	45,432,772
CyberArk Software Ltd.(a)	119,842	42,203,559
Digital Arts Inc.	126,200	6,246,058
Fortinet Inc.(a)	390,708	40,539,862
MIA Teknoloji A/S, NVS(a)(b)	3,209,276	2,918,900
OneSpan Inc.	430,794	6,405,907
Palo Alto Networks Inc.(a)(b)	191,002	35,704,004
Qualys Inc.(a)	249,535	31,369,045
Radware Ltd.(a)	384,819	9,181,781
Security	Shares	Value
Software (continued)
Rapid7 Inc.(a)	736,396	$17,393,673
SentinelOne Inc., Class A(a)	1,502,533	27,796,860
TeamViewer SE(a)(c)	1,619,635	24,882,009
Tenable Holdings Inc.(a)	913,138	27,914,629
Trend Micro Inc./Japan	691,200	49,594,008
Varonis Systems Inc., Class B(a)	777,661	33,314,997
Zscaler Inc.(a)(b)	182,723	41,326,461
		584,390,770
Total Long-Term Investments — 99.9% (Cost: $798,783,113)		934,248,730
Short-Term Securities
Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	131,313,186	131,365,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	860,000	860,000
Total Short-Term Securities — 14.1% (Cost: $132,223,902)		132,225,712
Total Investments — 114.0% (Cost: $931,007,015)		1,066,474,442
Liabilities in Excess of Other Assets — (14.0)%		(130,977,660)
Net Assets — 100.0%		$935,496,782

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,858,871	$33,467,594 (a)	$—	$39,409	$(162)	$131,365,712	131,313,186	$186,883 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,640,000	—	(780,000)(a)	—	—	860,000	860,000	40,856	—
				$39,409	$(162)	$132,225,712		$227,739	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	5	06/20/25	$1,065	$(22,818)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$758,941,119	$175,307,611	$—	$934,248,730
Short-Term Securities
Money Market Funds	132,225,712	—	—	132,225,712
	$891,166,831	$175,307,611	$—	$1,066,474,442
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(22,818)	$—	$—	$(22,818)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares